LONG TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2018
LONG TERM INVESTMENTS
Schedule of long term investments

	December 31,
	2017	2018
	RMB’000	RMB’000	US$’000

Cost method investments:
PRC Fund	10,103	10,103	1,469
United States Fund	20,045	20,045	2,916
Investment in Flashapp Inc. (“Flashapp”)	12,240	12,240	1,780

Investment in ordinary shares of an unlisted company in PRC ("Investee A")	6,000	6,000	873
Investment in preferred shares of an unlisted company in PRC ("Investee B")	400	400	58
Available-for-sale investments:
Investment in convertible borrowings of an unlisted company in Cayman Islands ("Investee D")	3,973	3,973	578
Less: accumulated impairment	(22,613)	(22,613)	(3,289)
Total	30,148	30,148	4,385